Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012

Common share equivalents issuable upon exercise of common stock options	63,544	191,935	69,780	381,187

Shares issuable upon vesting of restricted stock	—	22,665	83	26,058

Shares issuable upon conversion of Series A CPS	28,887,716	26,747,885	28,887,716	26,747,885

Shares issuable upon conversion of Series B CPS	29,411,764	15,898,251	29,411,764	15,898,251

Shares issuable upon conversion of Series C CPS	3,233,734	3,233,734	3,233,734	3,233,734

Shares issuable upon conversion of Series A-1 convertible preferred stock	32,363,069	30,783,412	32,162,240	30,673,156

Shares issuable upon conversion of convertible promissory notes	29,562,624	28,129,553	29,381,681	27,954,468

Total common share equivalents excluded from denominator for diluted earnings per share computation	123,522,451	105,007,435	123,146,998	104,914,739

	Year Ended December 31,
	2012	2011

Common share equivalents issuable upon exercise of common stock options	121,032	247,294

Shares issuable upon vesting of restricted stock	18,695	54,082

Shares issuable upon conversion of Series A CPS	27,799,325	23,844,479

Shares issuable upon conversion of Series B CPS	39,215,686	9,263,548

Shares issuable upon conversion of Series C CPS	3,233,734	2,631,285

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	31,019,035	17,788,797

Shares issuable upon conversion of convertible promissory notes	28,309,426	16,231,668

Total common share equivalents excluded from denominator for diluted earnings per share computation	129,716,933	70,061,153